Related Party Transactions and Arrangements (Details) (USD $)	3 Months Ended	12 Months Ended		15 Months Ended	27 Months Ended			12 Months Ended				27 Months Ended	3 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended	0 Months Ended				12 Months Ended							0 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 American Realty Capital III Special Limited Partnership, LLC [Member] Entity Wholly Owned by Sponsor [Member]	Dec. 31, 2012 Sales Commissions and Fees [Member] Realty Capital Securities, LLC [Member] Dealer Manager [Member]	Dec. 31, 2011 Sales Commissions and Fees [Member] Realty Capital Securities, LLC [Member] Dealer Manager [Member]	Dec. 31, 2012 Fees and Expense Reimbursement, Stock Offering [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2011 Fees and Expense Reimbursement, Stock Offering [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2010 Class B Units [Member]	Dec. 31, 2012 Class B Units [Member]	Dec. 31, 2011 Class B Units [Member]	Feb. 28, 2013 Class B Units [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 Class B Units [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Feb. 28, 2013 ARCP Merger [Member] American Realty Capital III Special Limited Partnership, LLC [Member] Entity Wholly Owned by Sponsor [Member]	Feb. 28, 2013 ARCP Merger [Member] Pre-Conversion [Member] Common Stock [Member] American Realty Capital III Special Limited Partnership, LLC [Member] Entity Wholly Owned by Sponsor [Member]	Feb. 28, 2013 ARCP Merger [Member] Post-Conversion [Member] Common Stock [Member] American Realty Capital III Special Limited Partnership, LLC [Member] Entity Wholly Owned by Sponsor [Member]
Feb. 28, 2013
ARCP Merger [Member]
Post-Conversion [Member]
Class B Units [Member]
Common Stock [Member]
American Realty Capital III Special Limited Partnership, LLC [Member]
Entity Wholly Owned by Sponsor [Member]
																						Dec. 31, 2012 Legal Services [Member] ARC Advisory Services, LLC [Member]	Dec. 31, 2012 Legal, Technology and Other Services [Member] ARC Advisory Services, LLC [Member]	Dec. 31, 2012 Financial Advisory Services Related to Proxy Solicitation [Member] Realty Capital Securities, LLC [Member]
Dec. 31, 2012
Excess of Adjusted Market Value of Real Estate Assets Plus Distributions Over Aggregate Contributed Investor Capital [Member]
American Realty Capital Advisors III LLC [Member]
Advisor [Member]
																										Dec. 31, 2012 Gross Proceeds, Initial Public Offering [Member] Realty Capital Securities, LLC [Member] Dealer Manager [Member]	Feb. 28, 2013 Pre-tax Non-compounded Return on Capital Contribution [Member] Annual Targeted Investor Return [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 Pre-tax Non-compounded Return on Capital Contribution [Member] Annual Targeted Investor Return [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Feb. 28, 2013 Pre-tax Non-compounded Return on Capital Contribution [Member] Asset Management Fees [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 Gross Proceeds, Common Stock [Member] Realty Capital Securities, LLC [Member] Dealer Manager [Member]	Dec. 31, 2012 Contract Purchase Price [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 Contract Purchase Price [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member] Maximum [Member]	Dec. 31, 2012 Amount Available or Outstanding Under Financing Arrangement [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 Average Invested Assets [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 Average Invested Assets [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member] Maximum [Member] Greater Of [Member]	Dec. 31, 2012 Gross Revenue, Stand-alone Single-tenant Net Leased Properties [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 Gross Revenue, Excluding Stand-alone Single-tenant Net Leased Properties [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 Gross Revenue, Managed Properties [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member] Maximum [Member]
Dec. 31, 2012
Net Income, Excluding Additions to Non-cash Reserves and Gains on Sales of Assets [Member]
American Realty Capital Advisors III LLC [Member]
Advisor [Member]
Maximum [Member]
Greater Of [Member]
																																								Dec. 31, 2012 Contract Sales Price [Member] Brokerage Commission Fees [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member] Maximum [Member]	Dec. 31, 2012 Contract Sales Price [Member] Real Estate Commissions [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member] Maximum [Member]	Dec. 31, 2012 Net Sale Proceeds, after Return of Capital Contributions and Annual Targeted Investor Return [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]	Dec. 31, 2012 Advance on Loan or Other Investment [Member] American Realty Capital Advisors III LLC [Member] Advisor [Member]
Related Party Transaction [Line Items]
Common stock held by related party, in shares							20,000
Related Party Transaction, Sales Commissions Earned by Related Party, Percentage of Benchmark																										7.00%
Related Party Transaction, Gross Proceeds from the Salse of Common Stock, Before Allowances, Percentage of Benchmark																														3.00%
Liability for offering and related costs from IPO						1.50%
Cumulative offering costs, net of unpaid amounts					$ 196,500,000
Proceeds from Issuance of stock				102,700,000	1,800,000,000							1,800,000,000
Cumulative Offering Proceeds, Net of Cumulative Offering Costs		1,600,000,000			1,600,000,000
Acquisition fees as a percentage of benchmark																															1.00%
Related Party Transaction, Financing Advance Fees Earned by Related Party, Percentage of Benchmark																																											1.00%
Financing advance fees as a percentage of benchmark																															0.50%
Aggregate acquisition fees and acquisition related expenses as a percentage of benchmark																																4.50%
Acquisition and financing coordination fees as a percentage of benchmark																																1.50%
Origination or refinancing services as a percentage of benchmark																																	0.75%
Asset management fees as a percentage of benchmark																																		0.75%
Cumulative capital investment return to investors as a percentage of benchmark																											6.00%	6.00%
Antidilutive securities excluded from computation of earnings per share	0	936,078	6,000										0	145,022	0	603,599	145,022
Fees paid to related parties								160,600,000	9,833,000																				10,000,000
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest, Issuance of Units [Line Items]																			7,600,000	7,300,000	700,000
Property management fees as a percentage of benchmark																																				2.00%	4.00%
Oversight fees as a percentage of benchmark																																						1.00%
Operating expenses as a percentage of benchmark																																			2.00%				25.00%
Expenses absorbed by advisor										100,000	0
Merger Expenses Agreed To																						500,000	2,000,000	600,000
Merger Expenses																						500,000	300,000	100,000
Real estate commissions as a percentage of benchmark																																								2.00%	6.00%
Subordinated participation fees as a percentage of benchmark																																										15.00%
Related Party Transaction, Cumulative Capital Investment Return																											557,300,000
Contributions From Non-Controlling Interest Holders																		$ 800,000
Subordinated incentive listing distribution as a percentage of the benchmark																									15.00%